Employee Benefit Plans - Expected Benefit Payments (Detail) $ in Thousands	Dec. 31, 2023 USD ($)
Retirement Benefits [Abstract]
2024	$ 6,716
2025	7,122
2026	7,534
2027	7,957
2028	8,407
2029 through 2033	$ 46,050